Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities
Net income	$ 877	$ 693
Adjustments to reconcile to net cash provided by operating activities
Depreciation and amortization	490	278
Pension expense	148	136
Contributions to pension plans	(244)	(355)
Contributions to other postretirement benefits plans	(29)	(35)
Changes in working capital	(647)	(444)
Other - net	114	98
Net cash provided by operating activities	709	371
Investing activities
Cash paid for acquisitions of businesses	(11)	(365)
Capital expenditures for property, plant and equipment	(251)	(231)
Sales of short-term investments - net	148	35
Proceeds from sale of business	761	3
Other - net	(41)	(24)
Net cash provided by (used in) investing activities	606	(582)
Financing activities
Proceeds from borrowings	28	600
Payments on borrowings	(977)	(18)
Cash dividends paid	(397)	(255)
Exercise of employee stock options	78	44
Excess tax benefit from equity-based compensation	22	21
Other - net	(4)	(47)
Net cash (used in) provided by financing activities	(1,250)	345
Total increase (decrease) in cash	51	140
Effect of currency on cash	(14)	6
Cash at the beginning of the period	577	385
Cash at the end of the period	$ 628	$ 525